Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 3.1%
Banco Bradesco SA	12,060,942	$31,980,607
Banco do Brasil SA	14,398,992	97,892,113
Banco Santander Brasil SA	7,337,358	39,109,199
		168,981,919
Beverages — 3.9%
Ambev SA	69,998,943	214,744,269

Capital Markets — 5.5%
B3 SA - Brasil, Bolsa, Balcao	91,151,551	223,603,967
Banco BTG Pactual SA	16,583,307	80,434,320
XP Inc.(a)	1	17
		304,038,304
Containers & Packaging — 0.9%
Klabin SA	12,971,204	49,241,758

Diversified Telecommunication Services — 1.1%
Telefonica Brasil SA	8,179,214	59,972,654

Electric Utilities — 5.1%
Centrais Eletricas Brasileiras SA	15,994,414	146,402,664
CPFL Energia SA	2,730,050	18,360,439
Energisa SA	2,601,550	21,712,378
Equatorial Energia SA	17,543,976	93,140,093
		279,615,574
Electrical Equipment — 3.7%
WEG SA	27,342,161	205,487,061

Food & Staples Retailing — 2.5%
Atacadao SA	8,639,292	26,587,047
Raia Drogasil SA	18,606,484	82,646,084
Sendas Distribuidora SA	6,571,787	25,391,298
		134,624,429
Food Products — 1.4%
BRF SA(a)	11,665,584	21,176,024
JBS SA	13,418,160	57,014,930
		78,190,954
Health Care Providers & Services — 1.8%
Hapvida Participacoes e Investimentos SA(b)	65,562,348	65,696,900
Rede D’Or Sao Luiz SA(b)	5,232,598	31,318,854
		97,015,754
Independent Power and Renewable Electricity Producers — 0.6%
Engie Brasil Energia SA	4,261,801	32,439,735

Insurance — 1.4%
BB Seguridade Participacoes SA	12,435,559	75,054,045

Internet & Direct Marketing Retail — 0.4%
Americanas SA	10,310,693	20,981,610

Metals & Mining — 18.4%
Cia. Siderurgica Nacional SA	12,113,842	33,894,994
Vale SA	59,065,477	975,556,097
		1,009,451,091
Multiline Retail — 0.6%
Magazine Luiza SA(a)	47,813,269	31,418,819

Oil, Gas & Consumable Fuels — 9.0%
Cosan SA	18,326,395	63,673,659
Petro Rio SA(a)	9,316,841	64,723,350
Petroleo Brasileiro SA	56,261,730	329,481,337

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA	14,087,576	$38,548,870
		496,427,216
Paper & Forest Products — 2.3%
Suzano SA	12,483,613	127,858,794

Personal Products — 0.6%
Natura & Co. Holding SA	14,773,774	33,337,681

Pharmaceuticals — 1.1%
Hypera SA	7,205,760	61,707,916

Road & Rail — 4.1%
Localiza Rent a Car SA	12,152,031	140,737,677
Localiza Rent a Car SA, NVS(a)	35,964	395,931
Rumo SA	22,436,821	84,137,808
		225,271,416
Software — 0.7%
TOTVS SA	6,632,765	39,443,693

Specialty Retail — 2.3%
Lojas Renner SA	16,729,447	74,631,061
Vibra Energia SA	15,967,944	50,863,811
		125,494,872
Transportation Infrastructure — 0.9%
CCR SA	22,021,501	50,116,860

Water Utilities — 1.3%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,273,563	72,886,414

Wireless Telecommunication Services — 0.8%
Tim SA	16,871,450	42,265,187

Total Common Stocks — 73.5%
(Cost: $2,931,997,483)		4,036,068,025

Preferred Stocks

Banks — 12.9%
Banco Bradesco SA, Preference Shares, NVS	71,659,780	215,144,358
Itau Unibanco Holding SA, Preference Shares, NVS	73,062,334	366,061,392
Itausa SA, Preference Shares, NVS	73,952,472	126,547,246
		707,752,996
Chemicals — 0.3%
Braskem SA, Class A, Preference Shares, NVS	2,928,413	15,879,742

Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,818,475	45,572,327
Cia. Energetica de Minas Gerais, Preference Shares, NVS	25,116,150	55,562,527
		101,134,854
Metals & Mining — 2.2%
Gerdau SA, Preference Shares, NVS	19,604,905	119,268,666

Oil, Gas & Consumable Fuels — 6.7%
Petroleo Brasileiro SA, Preference Shares, NVS	72,193,852	370,891,941

Total Preferred Stocks — 23.9%
(Cost: $1,007,553,505)		1,314,928,199

Total Long-Term Investments — 97.4%
(Cost: $3,939,550,988)		5,350,996,224

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	1,340,000	$1,340,000

Total Short-Term Securities — 0.0%
(Cost: $1,340,000)		1,340,000

Total Investments — 97.4%
(Cost: $3,940,890,988)		5,352,336,224

Other Assets Less Liabilities — 2.6%.		141,073,017

Net Assets — 100.0%		$5,493,409,241

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,880,000	$—	$(5,540,000	(a)	$—	$—	$1,340,000	1,340,000	$32,236	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	2,625	12/16/22	$128,346	$4,458,616

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,036,068,025	$—	$—	$4,036,068,025
Preferred Stocks	1,314,928,199	—	—	1,314,928,199
Money Market Funds	1,340,000	—	—	1,340,000
	$5,352,336,224	$—	$—	$5,352,336,224
Derivative financial instruments(a)
Assets
Futures Contracts	$4,458,616	$—	$—	$4,458,616

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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